UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21190

                                 SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                                     New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                             New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments

December 31, 2013 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds
Directional Equity
Artis Partners 2X Ltd. - Class K2 - d	$452,061	$33,070	0.00%*
East Side Capital Offshore, Ltd. - b	30,700,000	47,803,755	1.00
EJF Financial Services Fund, L.P. - b	59,000,000	61,983,667	1.30
Frontpoint Onshore Healthcare Flagship Enhanced Fund, L.P. - d	8,574	8,200	0.00*
Horseman European Select Fund - a	25,000,000	26,078,725	0.55
Omega Capital Investors, L.P. - b	20,000,000	22,181,171	0.47
Passport Global Strategies III, Ltd. - d	1,373,173	307,646	0.01
Passport II, L.P. - b	17,014,485	18,983,195	0.40
Tao L Holdings, Ltd. - d	3,358	58,064	0.00*
Zaxis Institutional Partners, LP - a	40,000,000	44,328,958	0.93

Total Directional Equity	193,551,651	221,766,451	4.66

Directional Macro
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 11 - d	7,052	7,245	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 12 - d	202,488	96,297	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 4 - d	94,297	80,682	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 5 - d	19,750	1,064	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 6 - d	29,388	—	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket 7 - d	6,313	30,308	0.00*
Drawbridge Global Macro Fund Ltd and Subsidiary - Side Pocket Reserve - d	19,526	19,750	0.00*

Total Directional Macro	378,814	235,346	—

Event Driven
Axonic Credit Opportunities Fund L.P. - b	66,000,000	87,619,808	1.84
Axonic Credit Opportunities Overseas Fund, Ltd. - b	63,729,094	79,214,293	1.66
Carrington Investment Partners ( US ), L.P. - d	10,625,967	2,069,488	0.04
CPIM Structured Credit Fund 1000 Inc. - d	181,359	67,193	0.00*
CPIM Structured Credit Fund 1500 Inc. - d	261,672	47,140	0.00*
Ellington Credit Opportunities Partners, L.P. - b,e	29,975,215	32,020,981	0.67
GoldenTree Offshore Fund, Ltd. - Class C - b	9,054,500	10,756,610	0.23
GoldenTree Offshore Fund, Ltd. - Side pocket 8 - d	945,500	1,377,586	0.03
Harbinger Class L Holdings (Cayman), Ltd. - d	80,248	172,039	0.00*
Harbinger Class LS Holdings I (Cayman), Ltd. - d	2,521,662	97,257	0.00*
Harbinger Class PE Holdings (Cayman), Ltd. - d	4,415,373	1,882,035	0.04
Jana Nirvana Fund L.P. - b	162,000,000	183,146,678	3.85
Jana Nirvana Offshore Fund Ltd. - b	25,000,000	27,043,346	0.57
JLP Credit Opportunity Cayman Fund Ltd. - b	19,172,747	25,391,823	0.53
JLP Credit Opportunity Fund L.P. - b	48,000,000	64,665,321	1.36
LLSD L.P. - c	24,500,000	24,882,588	0.52
LLSOF L.P. - c	5,600,000	5,687,449	0.12
Marathon Distressed Subprime Fund (Cayman), Ltd. - d	5,013	12,692	0.00*
Marathon Distressed Subprime Fund, L.P. - d	18,465	19,359	0.00*
Marathon European Credit Opportunity Fund, L.P. - c	74,800,000	80,891,256	1.70
Marathon Securitized Credit Fund, Ltd. - b,e	87,618,357	116,504,046	2.45
Marathon Special Opportunity Fund Ltd. - Class SP 10 - d	591,894	490,046	0.01
Marathon Structured Finance Fund Ltd. - Class D Series 1 - d	1,923,750	4,076,514	0.09
Metacapital Mortgage Value Fund, L.P. - b,e	9,375,000	11,254,500	0.24
Paulson Partners Enhanced LP - g	101,000,000	108,500,504	2.28
Paulson Recovery Fund II LP - b,e	85,000,000	89,284,000	1.88
Paulson Recovery Fund Ltd. - b,e	20,000,000	24,835,055	0.52
Paulson Recovery Fund, L.P. - b,e	359,995,226	500,307,734	10.51
Pine River Fixed Income Fund L.P. - b,e	76,096,838	121,821,637	2.56
Pine River Fixed Income Fund L.T.D. - b,e	49,613,246	69,968,157	1.47
Premium Point Mortgage Credit Fund, L.P. - b	42,000,000	52,680,172	1.11
Premium Point Offshore Mortgage Credit Fund, Ltd. - b	116,745,413	132,391,605	2.78
Seer Capital Partners Fund L.P. - b	111,313,723	143,519,598	3.02
Seer Capital Partners Offshore Fund Ltd. - b	26,389,056	30,230,787	0.64

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

	Cost	Fair Value	% of Shareholders’ Capital
Investments in Investment Funds (continued)
Event Driven (continued)
Sola 1 Class T2 - b,f	$107,500,000	$114,217,300	2.40%
Solus LLC - b,f	55,440,698	62,190,199	1.31
Solus Recovery Fund II L.P. - Class A - c	12,800,000	13,593,338	0.29
Solus Recovery Fund II Offshore L.P. - Class A - c	17,600,000	18,687,162	0.39
Solus Recovery Fund L.P. - c	19,108,508	21,992,393	0.46
Solus Recovery Fund Offshore L.P. - c	10,864,805	12,511,383	0.26
Stark Investments Structured Finance Onshore Fund - d	771,720	686,559	0.01
Third Point Hellenic Recovery US Feeder Fund L.P. - c	24,127,949	28,552,579	0.60
Third Point Ultra, Ltd. - b	261,727,651	420,351,122	8.83
Trian Partners, L.P. Class D - b	146,000,000	156,343,198	3.28
Waterfall Eden Fund, L.P. - b,e	32,000,000	35,926,620	0.75
Waterfall Eden Fund, Ltd. - b,e	20,000,000	21,666,647	0.46
York Credit Opportunities Fund, L.P. - b	15,750,000	22,697,246	0.48
York Credit Opportunities Unit Trust - b	2,500,000	4,447,042	0.09

Total Event Driven	2,360,740,649	2,966,792,085	62.33

Relative Value
Discus Non-US Side Holdings Ltd. - Class S - d	237,388	234,324	0.01
EJF Debt Opportunities Fund, L.P. - b	86,500,000	119,984,442	2.52
EJF Debt Opportunities Offshore Fund, Ltd. - b	149,566,861	186,861,821	3.93
Metacapital Mortgage Opportunities Fund, L.P. - b,e	33,040,227	55,700,619	1.17
Metacapital Mortgage Opportunities Fund, L.P. Class B - b,e	21,750,000	24,900,751	0.52
Metacapital Mortgage Opportunities Fund, Ltd. Class B - b,e	150,500,000	242,600,768	5.10
Metacapital Mortgage Opportunities Fund, Ltd. Class E - b,e	27,000,000	38,399,694	0.81
Metacapital Rising Rates Fund, L.P. - b	15,000,000	15,892,172	0.33
Midway Market Neutral Fund LLC - a	41,594,057	58,175,757	1.22
Midway Market Neutral International Fund, Ltd. - a	70,597,373	98,384,407	2.07
Providence MBS Fund, L.P. - b	83,322,707	138,159,266	2.90
Sola 1 Class SP - d	593,666	477,191	0.01
Structured Service Holdings (Offshore), Ltd. - a	93,563,262	188,808,942	3.97
Structured Service Holdings, L.P. - a	38,740,828	143,487,625	3.01
WAF Fund. L.P. - a	12,650,000	13,250,180	0.28
WAF Offshore Fund, Ltd. - a	5,000,000	5,199,660	0.11

Total Relative Value	829,656,369	1,330,517,619	27.96

Total Investments in Investment Funds	$3,384,327,483	$4,519,311,501	94.95

Other Assets, less Liabilities		240,198,288	5.05

Shareholders’ Capital		$4,759,509,789	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

* Amounts are less than 0.005%.

a	Redemptions permitted monthly.
b	Redemptions permitted quarterly.
c	Term vehicles with multi-year hard lock, subject to periodic distributions. The Company held $206,798,148 (4.58% of total Investments in Investment Funds) of term vehicles at December 31, 2013.
d

Illiquid, redeemable only when underlying investment is realized or converted to regular interest in Investment Fund. The Company held $12,351,749 (0.27% of total Investments in Investment Funds) of illiquid investments at December 31, 2013.

e	Subject to gated redemptions.
f	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.
g	Redemptions permited semi-annually.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

1.	Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (the “Company”) discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of December 31, 2013. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Directional equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. Generally, the Investment Funds within this strategy have monthly and quarterly liquidity, and are subject to a 30 to 60 day notice period. Investment Funds in this

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. The remaining approximately 99 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Directional macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market sector. Two types of strategies employed by directional macro managers are discretionary and systematic trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining markets when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in “spread” positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. The trading models may be focused on technical or fundamental factors or combination of factors. The Investment Funds in this strategy are illiquid side pocket investments with suspended redemptions and are classified as Level 3 investments.

Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 60 to 120 day notice period. Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions and Investment Funds, representing approximately 7 percent in this strategy, are term vehicles with multi-year hard locks subject to periodic distributions, which are classified as Level 3 investments. Approximately 34 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. Approximately 6 percent of the Investment Funds in this strategy are classified as Level 3 due to a current lock-up on liquidity provisions on a greater than quarterly basis. In addition, 4 percent of the Investment Funds in this strategy are classified as Level 3 investments due to semi-annual liquidity. The remaining approximately 49 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

Relative value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have monthly to quarterly liquidity, subject to a 30 to 90 day notice period.

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Investment Funds in this strategy, representing less than 1 percent in this strategy, are illiquid side pocket investments with suspended redemptions. Approximately 27 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months and as such, are classified as Level 3 investments. The remaining approximately 73 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date, and so, are classified as Level 2 investments in Investment Funds.

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Company’s assets carried at fair value:

Description	Total Fair Value at December 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Investment Funds
Directional Equity	$221,766,451	$—	$221,359,471	$406,980
Directional Macro	235,346	—	—	235,346
Event Driven	2,966,792,085	—	1,440,498,649	1,526,293,436
Relative Value	1,330,517,619	—	968,204,272	362,313,347
Total Investments in Investment Funds	$4,519,311,501	$—	$2,630,062,392	$1,889,249,109

SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

	Directional Equity	Directional Macro	Event Driven	Relative Value	Total
Balance as of March 31, 2013	$25,527,092	$316,856	$1,061,400,705	$675,834,931	$1,763,079,584
Reclassification	–	–	7,467,890	(7,467,890)	–
Net realized gain / (loss)	1,614,179	(47,748)	108,911,156	15,966,861	126,444,448
Net change in unrealized appreciation /depreciation	2,146,019	20,092	121,854,113	19,825,709	143,845,933
Purchases	10,141,202	–	877,321,523	45,000,000	932,462,725
Sales	(20,038,318)	(53,854)	(465,590,174)	(80,000,000)	(565,682,346)
Transfers out of Level 3	(18,983,194)	–	(185,071,777)	(306,846,264)	(510,901,235)
Balance as of December 31, 2013	$406,980	$235,346	$1,526,293,436	$362,313,347	$1,889,249,109

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. The transfers out of Level 3 in the above reconciliation table are due to the change in the Investment Funds’ lock-up periods and/or changes to the classification assigned to investments in Investment Funds subject to investor gate levels. There were no transfers between Level 1 and Level 2 at December 31, 2013. The reclassification in the above reconciliation table is due to the change in strategy of Sola 1 Class T2 from relative value to event driven.

Net change in unrealized appreciation/(depreciation) on Level 3 assets still held as of December 31, 2013 is $109,490,002.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	2/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	2/27/2014

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/27/2014

* Print the name and title of each signing officer under his or her signature.